Common Stock (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Equity [Abstract]
Schedule of Reserved Common Stock for Future Issuances
As of September 30, 2023 and December 31, 2022, the Company reserved common stock for future issuances as follows:

	September 30, 2023	December 31, 2022
Outstanding stock option awards	6,380,515	7,755,303
Shares available for future stock option grants	9,831,161	5,382,907
ESPP shares available for future grants	1,253,729	754,951

Total shares reserved for future issuance	17,465,405	13,893,161

As of December 31, 2022 and 2021, the Company reserved common stock for future issuances as follows:

	December 31, 2022	December 31, 2021
Outstanding stock option awards	7,755,303	5,056,743
Shares available for future stock option grants	5,382,907	4,454,004
ESPP shares available for future grants	754,951	524,106

Total shares reserved for future issuance	13,893,161	10,034,853